SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS RREEF Global Infrastructure Fund

Effective October 1, 2025, the following information replaces the existing similar disclosure in the “FEES AND EXPENSES” section of the fund’s summary prospectus and in the “FEES AND EXPENSES” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	R6	INST	S
Management fee[2]	0.80	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses[3]	0.25	0.27	0.15	0.23	0.31
Total annual fund operating expenses	1.30	2.07	0.95	1.03	1.11
Fee waiver/expense reimbursement	0.04	0.06	0.00	0.02	0.00
Total annual fund operating expenses after fee waiver/expense reimbursement	1.26	2.01	0.95	1.01	1.11
1
Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
2
“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.
3
“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.28%, 0.16%, 0.24% and 0.32% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.
The Advisor has contractually agreed through September 30, 2026 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at 1.26%, 2.01%, and 1.01% for Class A, Class C, and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C, and Institutional Class) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	R6	INST	S
1	$696	$304	$97	$103	$113
3	960	643	303	326	353
5	1,243	1,108	525	567	612
10	2,049	2,198	1,166	1,258	1,352
You would pay the following expenses if you did not redeem your shares:
Years	A	C	R6	INST	S
1	$696	$204	$97	$103	$113
3	960	643	303	326	353
5	1,243	1,108	525	567	612
10	2,049	2,198	1,166	1,258	1,352
September 22, 2025
PROSTKR25-35

The following information is added to the existing disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:
Effective October 1, 2025, DWS RREEF Global Infrastructure Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.800% on the first $1.0 billion of the fund’s average daily net assets, 0.775% on the next $1.0 billion of the fund’s average daily net assets, 0.725% on the next $2.0 billion of the fund’s average daily net assets, 0.675% on the next $2.0 billion of the fund’s average daily net assets, and 0.650% of the fund’s average daily net assets thereafter. Prior to October 1, 2025, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.900% on the first $1.0 billion of the fund’s average daily net assets, 0.875% on the next $1.0 billion of the fund’s average daily net assets, 0.825% on the next $2.0 billion of the fund’s average daily net assets, 0.775% on the next $2.0 billion of the fund’s average daily net assets, and 0.750% of the fund’s average daily net assets thereafter.
Effective October 1, 2025, the following information replaces the existing similar disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:
For DWS RREEF Global Infrastructure Fund, the Advisor has contractually agreed through September 30, 2026, to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at 1.26%, 2.01%, 1.01%, 1.01% and 1.11% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Effective October 1, 2025, the following information replaces the existing similar disclosure relating to the fund under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:
DWS RREEF Global Infrastructure Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.26%	-2.23%	$9,777.50	$695.98
2	10.25%	1.30%	1.39%	$10,139.26	$129.46
3	15.76%	1.30%	5.14%	$10,514.42	$134.25
4	21.55%	1.30%	9.03%	$10,903.45	$139.22
5	27.63%	1.30%	13.07%	$11,306.88	$144.37
6	34.01%	1.30%	17.25%	$11,725.23	$149.71
7	40.71%	1.30%	21.59%	$12,159.06	$155.25
8	47.75%	1.30%	26.09%	$12,608.95	$160.99
9	55.13%	1.30%	30.75%	$13,075.48	$166.95
10	62.89%	1.30%	35.59%	$13,559.27	$173.13
Total					$2,049.31
September 22, 2025
PROSTKR25-35

DWS RREEF Global Infrastructure Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.07%	6.01%	$10,600.76	$216.31
3	15.76%	2.07%	9.11%	$10,911.36	$222.65
4	21.55%	2.07%	12.31%	$11,231.07	$229.17
5	27.63%	2.07%	15.60%	$11,560.14	$235.89
6	34.01%	2.07%	18.99%	$11,898.85	$242.80
7	40.71%	2.07%	22.47%	$12,247.48	$249.91
8	47.75%	2.07%	26.06%	$12,606.34	$257.24
9	55.13%	1.30%	30.73%	$13,072.77	$166.91
10	62.89%	1.30%	35.56%	$13,556.46	$173.09
Total					$2,197.97
DWS RREEF Global Infrastructure Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.67	$122.99
8	47.75%	0.95%	37.38%	$13,738.42	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total					$1,166.37
September 22, 2025
PROSTKR25-35

DWS RREEF Global Infrastructure Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.03%	8.12%	$10,811.84	$109.24
3	15.76%	1.03%	12.41%	$11,241.07	$113.57
4	21.55%	1.03%	16.87%	$11,687.34	$118.08
5	27.63%	1.03%	21.51%	$12,151.33	$122.77
6	34.01%	1.03%	26.34%	$12,633.74	$127.64
7	40.71%	1.03%	31.35%	$13,135.30	$132.71
8	47.75%	1.03%	36.57%	$13,656.77	$137.98
9	55.13%	1.03%	41.99%	$14,198.94	$143.46
10	62.89%	1.03%	47.63%	$14,762.64	$149.15
Total					$1,257.61
DWS RREEF Global Infrastructure Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.11%	3.89%	$10,389.00	$113.16
2	10.25%	1.11%	7.93%	$10,793.13	$117.56
3	15.76%	1.11%	12.13%	$11,212.98	$122.13
4	21.55%	1.11%	16.49%	$11,649.17	$126.88
5	27.63%	1.11%	21.02%	$12,102.32	$131.82
6	34.01%	1.11%	25.73%	$12,573.10	$136.95
7	40.71%	1.11%	30.62%	$13,062.20	$142.28
8	47.75%	1.11%	35.70%	$13,570.32	$147.81
9	55.13%	1.11%	40.98%	$14,098.20	$153.56
10	62.89%	1.11%	46.47%	$14,646.62	$159.53
Total					$1,351.68
Please Retain This Supplement for Future Reference
September 22, 2025
PROSTKR25-35